Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues	$ 10,857,414	$ 14,147,044
Cost of revenues	(9,699,288)	(11,295,418)
Gross Profit	1,158,126	2,851,626
Operating expenses:
Selling and marketing	(1,061,066)	(1,843,288)
General and administrative	(3,564,244)	(3,789,427)
Total operating expenses	(4,625,310)	(5,632,715)
(Loss) from operations	(3,467,184)	(2,781,089)
Other income (loss):
Other income	315,257	147,510
Other expenses	(1,046)	(203,071)
Interest expense	(111,655)	(191,583)
Total other income (loss)	202,556	(247,144)
(Loss) before tax expenses	(3,264,628)	(3,028,233)
Income tax expense	(64,177)	(62,690)
Net (loss) attributable to ordinary shareholders	(3,328,805)	(3,090,923)
Net (loss) attributable to non-controlling interest	(1,622)
Net (loss) attributable to MILLENNIUM GROUP INTERNATIONAL HOLDINGS LIMITED	(3,327,183)	(3,090,923)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	367,592	(31,659)
Total Comprehensive (Loss) attributable to MILLENNIUM GROUP INTERNATIONAL HOLDINGS LIMITED	$ (2,959,591)	$ (3,122,582)
Net (loss) per share attributable to ordinary shareholders basic (in Dollars per share)	$ (0.3)	$ (0.27)
Net (loss) per share attributable to ordinary shareholders diluted (in Dollars per share)	$ (0.3)	$ (0.27)
Weighted average number of ordinary shares used in computing net income per share basic (in Shares)	11,250,000	11,250,000
Weighted average number of ordinary shares used in computing net income per share diluted (in Shares)	11,250,000	11,250,000